NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 0	$ 6,030
2 years	5,995	0
3 years	0	38,797
4 years	38,576	96,582,534
5 years	96,032,319	11,900,382
6 years	16,887,689	5,360,850
Total minimum finance lease receivables	$ 112,964,579	$ 113,888,592